Expense Example	Feb. 28, 2025 USD ($)
FM Compounders Equity ETF | FM Compounders Equity ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
FM Focus Equity ETF | FM Focus Equity ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	$ 883